Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - YA II PN, Ltd. $ in Thousands	May 12, 2022 USD ($) shares
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction	$ 100
Sale of stock, maximum percentage of ownership of shares	19.99%
Common stock, shares reserved for future issuance (shares) | shares	217,203
Option 1 Advance
Subsequent Event [Line Items]
Sale of stock, percentage based on volume weighted average price	97.00%
Sale of stock, percentage of average trading volume	150.00%
Option 2 Advance
Subsequent Event [Line Items]
Sale of stock, percentage based on volume weighted average price	97.00%
Sale of stock, percentage of average trading volume	50.00%
Promissory Note
Subsequent Event [Line Items]
Notes payable	$ 21,000,000
Stated percentage	0.00%
Discount percentage	4.76%
Premium percentage	2.00%
Common Class A
Subsequent Event [Line Items]
Sale of stock, maximum amount per advance	$ 20,000,000
Sale of stock, maximum percentage of ownership of shares	4.99%